Capital Management and Risk Policies (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [abstract]
Summary of Regulatory Capital
Computable Regulatory Capital (RPC, as per the initials in Spanish) is made up of Core Capital and Supplementary Capital. Banco Galicia’s balance for such items as of December 31, 2023, and December 31, 2022, is as follows:

	12.31.23	12.31.22
Basic Shareholders’ Equity	1,600,079,694	505,589,433
(Deductible Items)	(304,644,028)	(63,094,866)
Equity Tier 1	1,295,435,666	442,494,567
Complementing shareholders’ Equity	80,848,330	36,138,983
Equity Tier 2	80,848,330	36,138,983
Regulatory Capital (RPC)	1,376,283,996	478,633,550

Summary of Breakdown of Minimum Capital Requirement
The breakdown of the minimum capital requirement determined for the Group is shown below:

	12.31.23	12.31.22
Credit Risk	288,667,341	109,407,718
Market Risk	52,837,873	6,642,210
Operational Risk	112,505,729	36,743,804
Minimum Capital Requirement	454,010,943	152,793,732
Integration	1,376,283,996	478,633,550
Excess	922,273,053	325,839,818

Summary of Exposure to Foreign Exchange Risk as of Year End by Type of Currency
The Group’s exposure to the foreign exchange risk as of year-end by type of currency is shown below:

	Balances as of 12.31.23
Currency	Monetary Financial Assets	Monetary Financial Liabilities	Derivatives	Net Position
US Dollar	2,926,068	(2,259,546)	61,597	728,119
Euro	30,047	(5,576)	—	24,471
Canadian Dollar	825	(75)	—	750
Real	350	—	—	350
Swiss Franc	407	(299)	—	108
Others	975	(42)	—	933
Total	2,958,672	(2,265,538)	61,597	754,731

	Balances as of 12.31.22
Currency	Monetary Financial Assets	Monetary Financial Liabilities	Derivatives	Net Position
US Dollar	1,755,508	(1,449,086)	(71,182)	235,240
Euro	17,931	(6,997)	—	10,934
Canadian Dollar	187	(37)	—	150
Real	218	—	—	218
Swiss Franc	249	(165)	—	84
Others	632	(349)	—	283
Total	1,774,725	(1,456,634)	(71,182)	246,909

		Balances as of 12.31.23		Balances as of 12.31.22
Currency	Change	Income (Loss)	Shareholders’ Equity	Income (Loss)	Shareholders’ Equity
US Dollar	10%	72,812	800,931	23,524	258,764
	-10%	(72,812)	655,307	(23,524)	211,716
Euro	10%	2,447	26,918	1,093	12,027
	-10%	(2,447)	22,024	(1,093)	9,841
Canadian Dollar	10%	75	825	15	165
	-10%	(75)	675	(15)	135
Real	10%	35	385	22	240
	-10%	(35)	315	(22)	196
Swiss Franc	10%	11	119	8	92
	-10%	(11)	97	(8)	76
Others	10%	93	1,026	28	311
	-10%	(93)	840	(28)	255

Schedule of Residual Value of Assets and Liabilities, Classified by Interest Renegotiation Date or Maturity Date
The Group’s exposure to the interest rate risk is detailed below. This table shows the residual value of assets and liabilities, classified by the sooner of the interest renegotiation date or the maturity date.

	Term (in Days)
Assets and Liabilities at Variable Rate	Up to 30	From 30 to 90	From 90 to 180	From 180 to 365	More than 365	Total
As of 12.31.23
Total Financial Assets	5,102,033,400	551,446,328	465,828,456	327,672,507	2,432,583,884	8,879,564,575
Total Financial Liabilities	5,069,823,014	306,215,230	107,809,668	69,605,652	1,828,760,557	7,382,214,121
Net Amount	32,210,386	245,231,098	358,018,788	258,066,855	603,823,327	1,497,350,454
As of 12.31.22
Total Financial Assets	4,871,202,538	691,689,079	567,053,947	542,727,230	2,676,937,733	9,349,610,527
Total Financial Liabilities	5,599,467,500	442,151,732	241,147,518	103,312,678	1,817,076,540	8,203,155,968
Net Amount	(728,264,962)	249,537,347	325,906,429	439,414,552	859,861,193	1,146,454,559

Schedule of Sensitivity to Potential Additional Changes in Interest Rates
The table below shows the sensitivity to potential additional changes in interest rates in the next fiscal year, considering the breakdown as of December 31, 2023. The percentage change budgeted by the Group for fiscal year 2023 was determined considering 100 bps and changes are considered reasonably possible on the basis on an observation of market conditions.

	Additional Changes to the Interest Rate	Increase/(Decrease) in Income before Income Tax in Pesos	Increase/(Decrease) in Shareholders’ Equity in %
Decrease in Interest Rate	-100 bp	3,299,498	0.2%
Increase in Interest Rate	100 bp	(3,299,498)	(0.2)%

Schedule of Analysis of Maturities of Assets and Liabilities
The table below shows an analysis of maturities of assets and liabilities, determined based on the remaining period as of December 31, 2023, and December 31, 2022, based on undiscounted cash flows:

	Less than 1 Month	1 to 6 Months	6 to 12 Months	12 Months to 5 Years	More than 5 Years	Total as of 12.31.23
Assets
Debt Securities measured at Fair Value through Profit or Loss	587,160,439	9,803,797	20,832,320	2,208,940	—	620,005,496
Derivative Financial Instruments	35,290,286	—	—	—	—	35,290,286
Repurchase Transactions	1,215,786,083	—	—	—	—	1,215,786,083
Other Financial Assets	136,192,280	1,798,376	2,165,150	56,017,704	—	196,173,510
Loans and Other Financing	4,776,066,952	1,358,395,938	437,504,077	384,243,976	142,051,485	7,098,262,428
Other Debt Securities	1,930,419,683	1,605,063	1,802,910	6,418,247	—	1,940,245,903
Financial Assets Pledged as Collateral	431,557,202	—	—	—	—	431,557,202
Investments in Equity Instruments	9,637,518	—	—	—	—	9,637,518
Liabilities
Deposits	5,647,823,827	176,006,996	21,841,927	72,319	—	5,845,745,069
Liabilities at fair value through profit or loss	49,485,078	—	—	—	—	49,485,078
Derivative Financial Instruments	12,238,747	—	—	—	—	12,238,747
Repurchase Transactions	23,346,266	—	—	—	—	23,346,266
Other Financial Liabilities	1,088,954,636	157,107,639	2,844,706	8,544,409	3,517,101	1,260,968,491
Lease liabilities	808,649	2,100,011	2,802,852	6,721,096	7,274,994	19,707,602
Financing Received from the Argentine Central Bank and Other Financial Institutions	62,668,525	86,372,601	23,917,179	4,425,851	—	177,384,156
Debt Securities	15,936,208	70,318,991	19,191,154	7,860,455	—	113,306,808
Subordinated Debt Securities	15,123,585	—	7,878,160	214,123,787	—	237,125,532

	Less than 1 Month	1 to 6 Months	6 to 12 Months	12 Months to 5 Years	More than 5 Years	Total as of 12.31.22
Assets
Debt Securities measured at Fair Value through Profit or Loss	3,157,872,955	3,470,722	4,089,483	17,179,790	—	3,182,612,950
Derivative Financial Instruments	10,362,961	—	—	—	—	10,362,961
Repurchase Transactions	370,641,706	—	—	—	—	370,641,706
Other Financial Assets	142,734,438	1,265,031	1,533,119	21,025,466	21510293	188,068,347
Loans and Other Financing	1,783,781,022	1,661,900,533	712,190,281	613,435,344	407,689,998	5,178,997,178
Other Debt Securities	1,144,304,734	2,001,258	2,886,945	8,172,336	—	1,157,365,273
Financial Assets Pledged as Collateral	473,659,537	—	—	—	—	473,659,537
Investments in Equity Instruments	6,972,539	—	—	—	—	6,972,539
Liabilities
Deposits	6,519,552,836	303,856,641	18,922,368	360,563	56	6,842,692,464
Liabilities measured at Fair Value trough Profit or Loss	243,592	—	—	—	—	243,592
Derivative Financial Instruments	5,275,600	—	—	—	—	5,275,600
Other Financial Liabilities	745,989,831	314,662,504	1,153,164	8,115,177	2858159	1,072,778,835
Lease Liabilities	714,298	2,231,557	2,774,275	10,070,335	5,372,999	21,163,464
Financing Received from the Argentine Central Bank and Other Financial Institutions	26,996,838	63,717,741	57,111,181	5,936,990	—	153,762,750
Debt Securities	26,024,904	120,416,353	75,720,724	88,524,165	—	310,686,146
Subordinated Debt Securities	5,360,409	—	5,360,409	168,613,892	—	179,334,710

Schedule of Credit Quality of Debt Securities
The credit quality of debt securities as of December 31, 2023, is as follows:

	Government Securities
Rating	Government Bonds	Provincial Bonds	Autonomous City of Buenos Aires Bonds	Treasury Bills	Argentine Central Bank’s Bills	Foreign government bonds	Private Securities	Total as of 12.31.23
AAA	—	20,188	—	—	—	15,916,126	12,668,532	28,604,846
AA+	—	—	2,291,015	—	—	—	500,471	2,791,486
AA	—	63,724	—	—	—	—	6,776,854	6,840,578
AA-	522,735	—	—	—	—	—	170,863	693,598
A+	—	—	—	—	—	—	2,595,806	2,595,806
A1	—	—	—	—	—	—	121,353	121,353
A	—	—	—	—	—	—	1,545,463	1,545,463
A2	—	—	—	—	—	—	267,998	267,998
A-	—	773,915	—	—	—	—	627,162	1,401,077
BBB-	—	1	—	—	—	—	—	1
B1	—	169,500	—	—	—	—	—	169,500
BB-	—	—	—	—	—	—	649,419	649,419
CCC	546,825,257	—	—	6,246,150	—	—	42,333	553,113,740
Total	547,347,992	1,027,328	2,291,015	6,246,150	—	15,916,126	25,966,254	598,794,865
The credit quality of debt securities as of December 31, 2022, is as follows:

	Government Securities
Rating	Government Bonds	Provincial Bonds	Autonomous City of Buenos Aires Bonds	Treasury Bills	Argentine Central Bank’s Bills	Foreign government bonds	Private Securities	Total as of 12.31.22
AAA	—	—	—	—	—	7,982,203	379,799	8,362,002
AA+	—	—	123,193	—	—	—	—	123,193
AA	—	242,546	—	—	—	—	1,201,370	1,443,916
AA-	—	—	—	—	—	—	379,668	379,668
A+	—	—	—	—	—	—	24,978	24,978
A1	—	—	—	—	—	—	86,285	86,285
A	—	—	—	—	—	—	255,893	255,893
A2	—	—	—	—	—	—	1,130,578	1,130,578
A-	—	—	—	—	—	—	125,943	125,943
BBB	—	2,181,653	—	—	—	—	130,374	2,312,027
BBB.ar	—	—	—	—	—	—	65	65
B1	—	795,647	—	—	—	—	—	795,647
B	—	4,439,916	—	—	—	—	—	4,439,916
BB-	—	—	—	—	—	—	136,225	136,225
CCC	31,802,325	—	—	173,083,212	—	—	—	204,885,537
C	—	—	—	—	2,242,639,562	—	48,910	2,242,688,472
Total	31,802,325	7,659,762	123,193	173,083,212	2,242,639,562	7,982,203	3,900,088	2,467,190,345

Summary of Retail Portfolios
The Group considers a financial instrument to have experienced a significant increase in credit risk when any of the following conditions exist:
____________________

[1]	The analysis of the customer’s cash flow shows that it is capable of attend adequately all its financial commitments.

Retail Portfolio

BCRA situation	Extra conditions to be considered stage 2
A, B1	- Cure (*)
- Between 30 and 90 past due days
- Probability of Default (“PD”) or Score (**) with impairment risk
C	- It does not apply to defaulted clients

Retail-like Portfolio

BCRA situation	Extra conditions to be considered stage 2
A, B1	- Cure (*)
- Between 30 and 90 past due days
- Probability of Default (“PD”) or Score (**) with impairment risk
C	- It does not apply to defaulted clients

Wholesale Portfolio

BCRA situation	Extra conditions to be considered stage 2
A	- Cure (*)
- BCRA situation B1
- Probability of Default (“PD”) or Score (**) with impairment risk
C	- It does not apply to defaulted clients

(*)	It refers to customers who have been in stage 3 and back to stage 1, the entity has decided to keep them in stage 2.
(**)	Internal scoring.

Summary of Scenario Probabilities

Scenario Probabilities	Base	Optimistic	Pessimistic
Retail, Retail like and Wholesale	70%	15%	15%
Naranja	70%	15%	15%

Summary of Key Macroeconomic Variables
Key macroeconomic variables used in the scenarios described below are shown in the table:

Macroeconomic Variable Projections (%)		QI - 2024 (*)	QII - 2024 (*)	QIII - 2024 (*)	QIV - 2024 (*)
GDP	Base	-6.4%	-3.2%	-4.0%	1.9%
	Optimistic	-6.1%	-2.6%	-3.1%	3.1%
	Pessimistic	-7.3%	-5.1%	-6.8%	-2.1%
Unemployment Rate	Base	13.9%	28.7%	13.2%	2.7%
	Optimistic	8.1%	22.3%	7.3%	-2.7%
	Pessimistic	28.5%	44.7%	27.9%	16.4%
Real Salary	Base	-17.7%	-15.7%	-14.6%	-7.3%
	Optimistic	-15.6%	-26.3%	-7.4%	3.5%
	Pessimistic	-20.1%	-21.5%	-23.7%	-20.6%
Badlar rate	Base	87.4%	-8.1%	-56.0%	-67.5%
	Optimistic	80.3%	-13.5%	-60.4%	-71.4%
	Pessimistic	117.0%	29.8%	-5.5%	-16.8%
Consumer Price Index (CPI)	Base	372.9%	385.6%	307.5%	194.3%
	Optimistic	359.1%	356.0%	269.6%	157.7%
	Pessimistic	445.6%	558.6%	553.7%	459.3%
(*) These variations were calculated based on annual basis.
Summary of Sensitivity Analysis to Assess Impact of Volatility on Macroeconomic Variables on Expected Credit Losses
Grupo Galicia has also carried out sensitivity analysis to assess the impact of volatility on macroeconomic variables on the result of the expected credit losses.

Scenario 1 (change in the probability of the macroeconomic scenarios)	Base scenario	Sensitivity
Regular scenario	70%	45%
Positive scenario	15%	10%
Negative scenario	15%	45%
Grupo Financiero Galicia ECL	138,300,714	138,201,763
Retail, Retail like and Wholesale ECL	95,700,960	95,749,978
Naranja ECL	42,599,754	42,451,785

Scenario 2 (change in forecast PIB, inflation, nominal exchange rate, unemployment, current account)	Regular scenario	Positive scenario	Negative scenario
Macroeconomic scenario probability	70%	15%	15%

		Sensitivity
GDP	1%	1%	1%
Unemployment Rate	10%	10%	10%
Real Salary	-5%	-5%	-5%
Badlar	5%	2%	5%
CPI	2%	2%	2%
Grupo Financiero Galicia ECL		141,157,421
Retail, Retail like and Wholesale RCL		95,702,446
Naranja ECL		45,454,975

Summary of Maximum Exposure to Credit Risk on Assests
The following table contains an analysis of the credit risk exposure of financial instruments for which an ECL allowance is recognized.

	Retail Portfolio
	December 31, 2023				December 31, 2022
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total	Total
Days past due
0	762,818,569	203,339,455	8,598,328	974,756,352	1,212,714,389
1-30	13,116,789	11,395,258	1,471,391	25,983,438	35,794,556
31-60	—	8,057,236	1,113,782	9,171,018	12,636,265
61-90	—	5,449,649	2,393,087	7,842,736	14,129,903
Default	—	—	39,011,728	39,011,728	50,674,609
Gross Carrying amount	775,935,358	228,241,598	52,588,316	1,056,765,272	1,325,949,722
Loss allowance	(15,101,655)	(15,306,988)	(41,023,973)	(71,432,616)	(130,520,205)
Net Carrying amount	760,833,703	212,934,610	11,564,343	985,332,656	1,195,429,517

	Retail like Portfolio
	December 31, 2023				December 31, 2022
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total	Total
Days past due
0	550,175,218	99,560,292	3,072,263	652,807,773	934,271,909
1-30	4,842,926	4,451,498	803,427	10,097,851	13,554,170
31-60	645,195	1,913,694	416,065	2,974,954	3,624,097
61-90	27,394	1,457,768	530,239	2,015,401	1,972,051
Default	—	—	11,285,401	11,285,401	8,001,949
Gross Carrying amount	555,690,733	107,383,252	16,107,395	679,181,380	961,424,176
Loss allowance	(2,680,004)	(2,333,631)	(8,501,965)	(13,515,600)	(25,139,015)
Net Carrying amount	553,010,729	105,049,621	7,605,430	665,665,780	936,285,161

	Wholesale Portfolio
	December 31, 2023				December 31, 2022
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total	Total
Days past due
A	4,056,209,449	75,310,041	—	4,131,519,490	2,830,702,618
B1	—	2,223,898	9,053	2,232,951	2,991,877
Default	—	—	1,360,741	1,360,741	1,266,971
Gross Carrying amount	4,056,209,449	77,533,939	1,369,794	4,135,113,182	2,834,961,466
Loss allowance	(7,653,080)	(2,136,099)	(963,565)	(10,752,744)	(10,926,634)
Net Carrying amount	4,048,556,369	75,397,840	406,229	4,124,360,438	2,824,034,832

	Naranja X
	December 31, 2023				December 31, 2022
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total	Total
Days past due
0	868,300,688	5,007,139	—	873,307,827	953,499,450
1-30	36,934,211	1,429,672	—	38,363,883	60,540,414
31-60	—	12,351,745	—	12,351,745	21,261,529
61-90	—	5,094,153	—	5,094,153	9,137,563
Default	—	—	18,306,451	18,306,451	25,785,665
Gross Carrying amount	905,234,899	23,882,709	18,306,451	947,424,059	1,070,224,621
Loss allowance	(25,015,691)	(6,166,747)	(11,417,316)	(42,599,754)	(51,284,349)
Net Carrying amount	880,219,208	17,715,962	6,889,135	904,824,305	1,018,940,272

	Retail Portfolio
	December 31, 2022				December 31, 2021
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Total	Total
Days past due
0	1,053,027,127	151,046,151	8,641,111	1,212,714,389	1,350,644,656
1-30	21,508,453	12,429,341	1,856,762	35,794,556	36,938,393
31-60	—	11,130,998	1,505,267	12,636,265	13,528,448
61-90	—	10,612,878	3,517,025	14,129,903	9,428,290
Default	—	—	50,674,609	50,674,609	85,586,255
Gross Carrying amount	1,074,535,580	185,219,368	66,194,774	1,325,949,722	1,496,126,042
Loss allowance	(42,974,146)	(32,539,841)	(55,006,218)	(130,520,205)	(189,399,412)
Net Carrying amount	1,031,561,434	152,679,527	11,188,556	1,195,429,517	1,306,726,630

	Retail like Portfolio
	December 31, 2022				December 31, 2021
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Total	Total
Days past due
0	888,235,418	42,949,221	3,087,270	934,271,909	1,035,154,399
1-30	10,127,008	2,382,424	1,044,738	13,554,170	11,156,802
31-60	—	3,067,303	556,794	3,624,097	2,350,639
61-90	—	969,269	1,002,782	1,972,051	1,605,661
Default	—	—	8,001,949	8,001,949	13,510,869
Gross Carrying amount	898,362,426	49,368,217	13,693,533	961,424,176	1,063,778,370
Loss allowance	(13,889,055)	(2,658,858)	(8,591,102)	(25,139,015)	(25,650,152)
Net Carrying amount	884,473,371	46,709,359	5,102,431	936,285,161	1,038,128,218

	Wholesale Portfolio
	December 31, 2022				December 31, 2021
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Total	Total
Days past due
A	2,815,090,330	15,612,288	—	2,830,702,618	3,117,071,671
B1	—	2,991,877	—	2,991,877	1,301,497
Default	—	—	1,266,971	1,266,971	4,428,696
Gross Carrying amount	2,815,090,330	18,604,165	1,266,971	2,834,961,466	3,122,801,864
Loss allowance	(8,754,145)	(1,328,113)	(844,376)	(10,926,634)	(15,254,799)
Net Carrying amount	2,806,336,185	17,276,052	422,595	2,824,034,832	3,107,547,065

	Naranja X
	December 31, 2022				December 31, 2021
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Total	Total
Days past due
0	945,781,358	6,214,800	1,503,292	953,499,450	1,027,311,261
1-30	57,595,105	2,511,957	433,352	60,540,414	49,009,039
31-60	—	20,810,875	450,654	21,261,529	14,712,358
61-90	—	8,782,521	355,042	9,137,563	7,701,379
Default	—	—	25,785,665	25,785,665	24,062,976
Gross Carrying amount	1,003,376,463	38,320,153	28,528,005	1,070,224,621	1,122,797,013
Loss allowance	(24,520,830)	(10,267,926)	(16,495,593)	(51,284,349)	(58,431,456)
Net Carrying amount	978,855,633	28,052,227	12,032,412	1,018,940,272	1,064,365,557

Summary of Information On Balance Sheet Items And Their Collateral In Offsets As Well As Loan And Other Credit - Related Commitments
Assets Subject to Impairment

Item	Carrying Amount	Loss Allowances	Net Gross Carrying Amount	Collateral´s Fair Value
Advances	119,850,633	(3,003,809)	116,846,824	—
Documents	703,859,191	(2,413,581)	701,445,610	—
Mortgage Loans	37,915,833	(4,635,772)	33,280,061	1,094,745,502
Pledge Loans	45,092,352	(387,208)	44,705,144	544,782,445
Personal Loans	255,726,017	(28,140,840)	227,585,177	—
Credit Card Loans	1,706,968,422	(66,983,151)	1,639,985,271	—
Financial Leases	6,393,224	(133,848)	6,259,376	—
Others	3,942,678,221	(32,602,505)	3,910,075,716	298,730,043
Total as of December 31, 2023	6,818,483,893	(138,300,714)	6,680,183,179	1,938,257,990

Summary of Mortgage Portfolio LTV Distribution
The following table shows information about the mortgage portfolio LTV distribution.

Mortgages Portfolio -LTV Distribution	Exposure
Lower than 50%	130,646
50 to 60%	793
60 to 70%	177
70 to 80%	47
80 to 90%	—
90 to 100%	35
Higher than 100%	235
Total	131,933

Summary of Changes in Loss Allowance and Explanation of Changes in Gross Carrying Amount Between Beginning and End of Annual Period
The following tables explain the changes in the loss allowance between the beginning and the end of the fiscal year due to these factors:

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2022	42,974,146	32,539,841	55,006,218	130,520,205
Inflation effect	(30,352,970)	(27,944,697)	(59,508,788)	(117,806,455)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(1,754,186)	1,754,186	—	—
Transfer from Stage 1 to Stage 3	(845,642)	—	845,642	—
Transfer from Stage 2 to Stage 1	2,290,494	(2,290,494)	—	—
Transfer from Stage 2 to Stage 3	—	(1,335,010)	1,335,010	—
Transfer from Stage 3 to Stage 1	—	902,599	(902,599)	—
Transfer from Stage 3 to Stage 2	922,503	—	(922,503)	—
New Financial Assets Originated or Purchased	13,368,666	15,263,748	59,569,970	88,202,384
Changes in PDs/LGDs/EADs	(3,512,800)	(615,767)	(3,064,764)	(7,193,331)
Foreign exchange and other movements	(4,440,496)	3,543,244	8,964,394	8,067,142
Other movements with no P&L impact
Write-offs and other movements	(3,548,060)	(6,510,662)	(20,298,607)	(30,357,329)
Loss Allowance as of December 31, 2023	15,101,655	15,306,988	41,023,973	71,432,616

	Stage 1	Stage 2	Stage 3
Retail Like Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2022	13,889,055	2,658,858	8,591,102	25,139,015
Inflation effect	(9,084,336)	(2,977,016)	(10,996,441)	(23,057,793)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(401,590)	401,590	—	—
Transfer from Stage 1 to Stage 3	(84,635)	—	84,635	—
Transfer from Stage 2 to Stage 1	180,853	(180,853)	—	—
Transfer from Stage 2 to Stage 3	—	(81,190)	81,190	—
Transfer from Stage 3 to Stage 1	—	24,605	(24,605)	—
Transfer from Stage 3 to Stage 2	22,298	—	(22,298)	—
New Financial Assets Originated or Purchased	3,156,998	2,613,554	12,923,881	18,694,433
Changes in PDs/LGDs/EADs	148,345	43,190	(251,741)	(60,206)
Foreign exchange and other movements	(204,005)	445,542	1,623,120	1,864,657
Other movements with no P&L impact
Write-offs and other movements	(4,942,979)	(614,649)	(3,506,878)	(9,064,506)
Loss Allowance as of December 31, 2023	2,680,004	2,333,631	8,501,965	13,515,600

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2022	8,754,145	1,328,113	844,376	10,926,634
Inflation effect	(7,673,493)	(2,282,627)	(1,215,923)	(11,172,043)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(109,941)	109,941	—	—
Transfer from Stage 1 to Stage 3	(18,401)	—	18,401	—
Transfer from Stage 2 to Stage 1	287	(287)	—	—
Transfer from Stage 2 to Stage 3	—	—	—	—
Transfer from Stage 3 to Stage 1	—	—	—	—
Transfer from Stage 3 to Stage 2	—	—	—	—
New Financial Assets Originated or Purchased	12,520,867	1,619,761	2,093,232	16,233,860
Changes in PDs/LGDs/EADs	(127,921)	23,509	(271,586)	(375,998)
Foreign exchange and other movements	(2,258,076)	1,832,806	51,243	(374,027)
Other movements with no P&L impact
Write-offs and other movements	(3,434,387)	(495,117)	(556,178)	(4,485,682)
Loss Allowance as of December 31, 2023	7,653,080	2,136,099	963,565	10,752,744

	Stage 1	Stage 2	Stage 3
Naranja X	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2022	24,520,830	10,267,926	16,495,593	51,284,349
Inflation effect	(27,262,178)	(9,262,754)	(13,878,216)	(50,403,148)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(425,804)	425,804	—	—
Transfer from Stage 1 to Stage 3	(505,604)	—	505,604	—
Transfer from Stage 2 to Stage 1	381	(438,526)	438,145	—
Transfer from Stage 2 to Stage 3	1,203,054	(1,203,539)	485	—
Transfer from Stage 3 to Stage 1	—	49,396	(49,396)	—
Transfer from Stage 3 to Stage 2	332,723	—	(332,723)	—
New Financial Assets Originated or Purchased	10,075,176	2,984,277	4,346,117	17,405,570
Changes in PDs/LGDs/EADs	15,707,862	7,106,905	15,425,749	38,240,516
Foreign exchange and other movements	3,189,840	513,464	461,165	4,164,469
Other movements with no P&L impact
Write-offs and other movements	(1,820,589)	(4,276,206)	(11,995,207)	(18,092,002)
Loss Allowance as of December 31, 2023	25,015,691	6,166,747	11,417,316	42,599,754

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2021	35,456,694	60,763,694	93,179,025	189,399,413
Inflation effect	(22,036,893)	(29,166,427)	(45,601,762)	(96,805,082)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(1,203,771)	1,203,771	—	—
Transfer from Stage 1 to Stage 3	(633,232)	—	633,232	—
Transfer from Stage 2 to Stage 1	3,564,092	(3,564,092)	—	—
Transfer from Stage 2 to Stage 3	—	(1,732,725)	1,732,725	—
Transfer from Stage 3 to Stage 1	—	1,734,061	(1,734,061)	—
Transfer from Stage 3 to Stage 2	2,783,608	—	(2,783,608)	—
New Financial Assets Originated or Purchased	33,659,996	25,469,044	30,251,748	89,380,788
Changes in PDs/LGDs/EADs	2,838,583	3,470,451	(4,502,428)	1,806,606
Foreign exchange and other movements	(6,345,133)	(12,475,697)	4,776,177	(14,044,653)
Other movements with no P&L impact
Write-offs and other movements	(5,109,798)	(13,162,239)	(20,944,830)	(39,216,867)
Loss Allowance as of December 31, 2022	42,974,146	32,539,841	55,006,218	130,520,205

	Stage 1	Stage 2	Stage 3
Retail Like Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2021	1,563,696	8,257,699	15,828,757	25,650,152
Inflation effect	(4,076,936)	(3,565,336)	(7,416,680)	(15,058,952)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(33,040)	33,040	—	—
Transfer from Stage 1 to Stage 3	(8,330)	—	8,330	—
Transfer from Stage 2 to Stage 1	141,578	(141,578)	—	—
Transfer from Stage 2 to Stage 3	—	(38,154)	38,154	—
Transfer from Stage 3 to Stage 1	—	144,590	(144,590)	—
Transfer from Stage 3 to Stage 2	102,646	—	(102,646)	—
New Financial Assets Originated or Purchased	15,004,299	1,976,663	6,364,032	23,344,994
Changes in PDs/LGDs/EADs	2,205,152	547,741	(78,643)	2,674,250
Foreign exchange and other movements	(392,333)	(4,182,398)	(1,495,255)	(6,069,986)
Other movements with no P&L impact
Write-offs and other movements	(617,677)	(373,409)	(4,410,357)	(5,401,443)
Loss Allowance as of December 31, 2022	13,889,055	2,658,858	8,591,102	25,139,015

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2021	8,887,854	1,940,686	4,426,258	15,254,798
Inflation effect	(4,266,417)	(1,003,679)	(1,463,494)	(6,733,590)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(7,327)	7,327	—	—
Transfer from Stage 1 to Stage 3	(2,251)	—	2,251	—
Transfer from Stage 2 to Stage 1	193,403	(193,403)	—	—
Transfer from Stage 2 to Stage 3	—	(143)	143	—
Transfer from Stage 3 to Stage 1	—	—	—	—
Transfer from Stage 3 to Stage 2	—	—	—	—
New Financial Assets Originated or Purchased	9,868,897	1,213,064	461,263	11,543,224
Changes in PDs/LGDs/EADs	(9,274)	(100,105)	(302)	(109,681)
Foreign exchange and other movements	(238,257)	197,968	434,305	394,016
Other movements with no P&L impact
Write-offs and other movements	(5,672,483)	(733,602)	(3,016,048)	(9,422,133)
Loss Allowance as of December 31, 2022	8,754,145	1,328,113	844,376	10,926,634

	Stage 1	Stage 2	Stage 3
Naranja X	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2021	34,441,321	7,627,398	16,362,737	58,431,456
Inflation effect	(19,568,650)	(6,207,462)	(10,965,512)	(36,741,624)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(708,353)	708,353	—	—
Transfer from Stage 1 to Stage 3	(849,364)	—	849,364	—
Transfer from Stage 2 to Stage 1	498,641	(498,641)	—	—
Transfer from Stage 2 to Stage 3	—	(756,225)	756,225	—
Transfer from Stage 3 to Stage 1	—	47,985	(47,985)	—
Transfer from Stage 3 to Stage 2	65,670	—	(65,670)	—
New Financial Assets Originated or Purchased	11,860,265	12,791,281	20,126,397	44,777,943
Changes in PDs/LGDs/EADs	(5,255,789)	(534,279)	(1,198,686)	(6,988,754)
Foreign exchange and other movements	5,895,887	(721,983)	2,652,658	7,826,562
Other movements with no P&L impact
Write-offs and other movements	(1,858,798)	(2,188,501)	(11,973,935)	(16,021,234)
Loss Allowance as of December 31, 2022	24,520,830	10,267,926	16,495,593	51,284,349

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2020	45,361,630	115,624,098	53,965,777	214,951,505
Inflation effect	(15,980,669)	(36,157,419)	(29,152,080)	(81,290,168)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(3,115,702)	3,115,702	—	—
Transfer from Stage 1 to Stage 3	(1,118,645)	—	1,118,645	—
Transfer from Stage 2 to Stage 1	4,372,817	(4,372,817)	—	—
Transfer from Stage 2 to Stage 3	—	(3,411,057)	3,411,057	—
Transfer from Stage 3 to Stage 1	—	2,808,187	(2,808,187)	—
Transfer from Stage 3 to Stage 2	1,464,475	—	(1,464,475)	—
New Financial Assets Originated or Purchased	11,264,894	14,460,843	55,700,140	81,425,877
Changes in PDs/LGDs/EADs	2,058,068	5,190,113	(7,110,969)	137,212
Foreign exchange and other movements	(5,474,269)	(31,997,631)	34,367,360	(3,104,540)
Other movements with no P&L impact
Write-offs and other movements	(3,375,905)	(4,496,325)	(14,848,243)	(22,720,473)
Loss Allowance as of December 31, 2021	35,456,694	60,763,694	93,179,025	189,399,413

	Stage 1	Stage 2	Stage 3
Retail Like Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2020	5,120,155	19,510,545	16,771,647	41,402,347
Inflation effect	(1,238,798)	(5,656,468)	(6,540,267)	(13,435,533)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(229,131)	229,131	—	—
Transfer from Stage 1 to Stage 3	(70,425)	—	70,425	—
Transfer from Stage 2 to Stage 1	276,331	(276,331)	—	—
Transfer from Stage 2 to Stage 3	—	(269,034)	269,034	—
Transfer from Stage 3 to Stage 1	—	284,957	(284,957)	—
Transfer from Stage 3 to Stage 2	417,445	—	(417,445)	—
New Financial Assets Originated or Purchased	1,023,419	305,369	12,523,087	13,851,875
Changes in PDs/LGDs/EADs	(1,569,367)	(1,062,601)	(1,574,664)	(4,206,632)
Foreign exchange and other movements	(11,282)	(4,262,688)	268,863	(4,005,107)
Other movements with no P&L impact
Write-offs and other movements	(2,154,651)	(545,181)	(5,256,966)	(7,956,798)
Loss Allowance as of December 31, 2021	1,563,696	8,257,699	15,828,757	25,650,152

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2020	17,943,430	5,705,215	5,555,948	29,204,593
Inflation effect	(5,049,615)	(2,066,155)	(1,576,650)	(8,692,420)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(129,321)	129,321	—	—
Transfer from Stage 1 to Stage 3	—	—	—	—
Transfer from Stage 2 to Stage 1	847,838	(847,838)	—	—
Transfer from Stage 2 to Stage 3	—	(1,870,719)	1,870,719	—
Transfer from Stage 3 to Stage 1	—	—	—	—
Transfer from Stage 3 to Stage 2	—	—	—	—
New Financial Assets Originated or Purchased	6,078,500	1,286,693	1,797	7,366,990
Changes in PDs/LGDs/EADs	1,458,518	78,113	(274,288)	1,262,343
Foreign exchange and other movements	(9,368,416)	(156,825)	2,108,161	(7,417,080)
Other movements with no P&L impact
Write-offs and other movements	(2,893,080)	(317,119)	(3,259,429)	(6,469,628)
Loss Allowance as of December 31, 2021	8,887,854	1,940,686	4,426,258	15,254,798

	Stage 1	Stage 2	Stage 3
Naranja X	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2020	33,947,653	5,394,381	16,924,971	56,267,005
Inflation effect	(12,923,549)	(2,548,429)	(6,150,039)	(21,622,017)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(510,310)	510,310	—	—
Transfer from Stage 1 to Stage 3	(818,018)	—	818,018	—
Transfer from Stage 2 to Stage 1	1,350,027	(1,350,027)	—	—
Transfer from Stage 2 to Stage 3	—	(611,904)	611,904	—
Transfer from Stage 3 to Stage 1	—	64,645	(64,645)	—
Transfer from Stage 3 to Stage 2	1,037,863	—	(1,037,863)	—
New Financial Assets Originated or Purchased	21,671,204	8,666,319	17,734,011	48,071,534
Changes in PDs/LGDs/EADs	(6,153,814)	(857,769)	(1,858,238)	(8,869,821)
Foreign exchange and other movements	(514,713)	(114,386)	(245,389)	(874,488)
Other movements with no P&L impact
Write-offs and other movements	(2,645,022)	(1,525,742)	(10,369,993)	(14,540,757)
Loss Allowance as of December 31, 2021	34,441,321	7,627,398	16,362,737	58,431,456
The following table further explains changes in the gross carrying amount of specific segment portfolio to help explain their significance to the changes in the loss allowance:

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2022	1,074,535,580	185,219,368	66,194,774	1,325,949,722
Transfers:
Transfers from Stage 1 to Stage 2	(37,704,886)	37,704,886	—	—
Transfers from Stage 1 to Stage 3	(8,051,270)	—	8,051,270	—
Transfers from Stage 2 to stage 1	16,099,911	(16,099,911)	—	—
Transfers from Stage 2 to Stage 3	—	(4,682,419)	4,682,419	—
Transfers from Stage 3 to Stage 2	—	1,210,485	(1,210,485)	—
Transfers from Stage 3 to Stage 1	1,235,003	—	(1,235,003)	—
Financial assets derecognized during the period other than write-offs	(96,528,639)	(20,392,574)	(13,276,853)	(130,198,066)
New financial assets originated or purchased	285,815,964	117,018,046	32,201,007	435,035,017
Foreign exchange and other movements	267,143,012	54,004,979	2,119,330	323,267,321
Inflation Effect	(726,609,317)	(125,741,262)	(44,938,143)	(897,288,722)
Gross carrying amount as of December 31, 2023	775,935,358	228,241,598	52,588,316	1,056,765,272

	Stage 1	Stage 2	Stage 3
Retail like Portfolio	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2022	898,362,426	49,368,217	13,693,533	961,424,176
Transfers:
Transfers from Stage 1 to Stage 2	(22,165,829)	22,165,829	—	—
Transfers from Stage 1 to Stage 3	(1,297,079)	—	1,297,079	—
Transfers from Stage 2 to Stage 1	5,542,982	(5,542,982)	—	—
Transfers from Stage 2 to Stage 3	—	(554,310)	554,310	—
Transfers from Stage 3 to Stage 2	—	47,221	(47,221)	—
Transfers from Stage 3 to Stage 1	65,951	—	(65,951)	—
Financial assets derecognized during the period other than write-offs	(186,391,684)	(6,828,039)	(3,235,624)	(196,455,347)
New financial assets originated or purchased	433,309,384	73,409,888	10,865,788	517,585,060
Foreign exchange and other movements	38,142,622	8,832,400	2,341,712	49,316,734
Inflation Effect	(609,878,040)	(33,514,972)	(9,296,231)	(652,689,243)
Gross carrying amount as of December 31, 2023	555,690,733	107,383,252	16,107,395	679,181,380

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2022	2,815,090,330	18,604,165	1,266,971	2,834,961,466
Transfers:
Transfers from Stage 1 to Stage 2	(8,874,051)	8,874,051	—	—
Transfers from Stage 1 to Stage 3	(379,878)	—	379,878	—
Transfers from Stage 2 to Stage 1	12,279	(12,279)	—	—
Transfers from Stage 2 to Stage 3	—	—	—	—
Transfers from Stage 3 to Stage 2	—	—	—	—
Transfers from Stage 3 to Stage 1	—	—	—	—
Financial assets derecognized during the period other than write-offs	(633,784,202)	(3,525,214)	(15,053,546)	(652,362,962)
New financial assets originated or purchased	3,932,818,920	51,700,540	1,360,741	3,985,880,201
Foreign exchange and other movements	(137,572,453)	14,522,625	14,275,868	(108,773,960)
Inflation Effect	(1,911,101,496)	(12,629,949)	(860,118)	(1,924,591,563)
Gross carrying amount as of December 31, 2023	4,056,209,449	77,533,939	1,369,794	4,135,113,182

	Stage 1	Stage 2	Stage 3
Naranja X	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2022	1,003,376,463	38,320,153	28,528,005	1,070,224,621
Transfers:
Transfers from Stage 1 to Stage 2	(7,125,763)	7,125,763	—	—
Transfers from Stage 1 to Stage 3	(7,808,405)	—	7,808,405	—
Transfers from Stage 2 to Stage 1	5,211,980	(5,211,980)	—	—
Transfers from Stage 2 to Stage 3	—	(1,638,253)	1,638,253	—
Transfers from Stage 3 to Stage 2	—	95,422	(95,422)	—
Transfers from Stage 3 to Stage 1	591,868	—	(591,868)	—
Financial assets derecognized during the period other than write-offs	(4,301,072)	(4,144,663)	(7,947,536)	(16,393,271)
New financial assets originated or purchased	596,459,536	15,350,957	8,333,635	620,144,128
Foreign exchange and other movements	—	—	—	—
Inflation Effect	(681,169,708)	(26,014,690)	(19,367,021)	(726,551,419)
Gross carrying amount as of December 31, 2023	905,234,899	23,882,709	18,306,451	947,424,059

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2021	1,013,263,121	368,457,533	114,405,389	1,496,126,043
Transfers:
Transfers from Stage 1 to Stage 2	(29,466,360)	29,466,360	—	—
Transfers from Stage 1 to Stage 3	(10,210,991)	—	10,210,991	—
Transfers from Stage 2 to Stage 1	69,019,503	(69,019,503)	—	—
Transfers from Stage 2 to Stage 3	—	(8,429,836)	8,429,836	—
Transfers from Stage 3 to Stage 2	—	2,325,284	(2,325,284)	—
Transfers from Stage 3 to Stage 1	3,647,574	—	(3,647,574)	—
Financial assets derecognized during the period other than write-offs	(144,781,295)	(71,799,560)	(33,216,446)	(249,797,301)
New financial assets originated or purchased	474,672,163	95,048,103	29,077,253	598,797,519
Foreign exchange and other movements	188,446,903	18,475,323	(1,065,724)	205,856,502
Inflation Effect	(490,055,038)	(179,304,336)	(55,673,667)	(725,033,041)
Gross carrying amount as of December 31, 2022	1,074,535,580	185,219,368	66,194,774	1,325,949,722

	Stage 1	Stage 2	Stage 3
Retail like Portfolio	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2021	938,076,314	103,117,294	22,584,762	1,063,778,370
Transfers:
Transfers from Stage 1 to Stage 2	(8,356,366)	8,356,366	—	—
Transfers from Stage 1 to Stage 3	(955,106)	—	955,106	—
Transfers from Stage 2 to Stage 1	21,330,916	(21,330,916)	—	—
Transfers from Stage 2 to Stage 3	—	(874,261)	874,261	—
Transfers from Stage 3 to Stage 2	—	208,363	(208,363)	—
Transfers from Stage 3 to Stage 1	144,306	—	(144,306)	—
Financial assets derecognized during the period other than write-offs	(319,152,595)	(17,642,221)	(8,211,228)	(345,006,044)
New financial assets originated or purchased	707,188,377	24,765,188	7,685,538	739,639,103
Foreign exchange and other movements	16,587,359	2,948,890	1,148,300	20,684,549
Inflation Effect	(456,500,779)	(50,180,486)	(10,990,537)	(517,671,802)
Gross carrying amount as of December 31, 2022	898,362,426	49,368,217	13,693,533	961,424,176

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2021	3,013,113,436	105,259,732	4,428,696	3,122,801,864
Transfers:
Transfers from Stage 1 to Stage 2	(2,072,542)	2,072,542	—	—
Transfers from Stage 1 to Stage 3	(796,279)	—	796,279	—
Transfers from Stage 2 to Stage 1	11,338,645	(11,338,645)	—	—
Transfers from Stage 2 to Stage 3	—	(45,690)	45,690	—
Transfers from Stage 3 to Stage 2	—	—	—	—
Transfers from Stage 3 to Stage 1	—	—	—	—
Financial assets derecognized during the period other than write-offs	(1,983,948,745)	(34,668,726)	(3,963,232)	(2,022,580,703)
New financial assets originated or purchased	2,536,541,266	8,555,259	548,258	2,545,644,783
Foreign exchange and other movements	139,163,791	(7,237)	1,566,440	140,722,994
Inflation Effect	(898,249,242)	(51,223,070)	(2,155,160)	(951,627,472)
Gross carrying amount as of December 31, 2022	2,815,090,330	18,604,165	1,266,971	2,834,961,466

	Stage 1	Stage 2	Stage 3
Naranja X	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2021	1,060,467,861	35,451,876	26,877,276	1,122,797,013
Transfers:
Transfers from Stage 1 to Stage 2	(15,057,706)	15,057,706	—	—
Transfers from Stage 1 to Stage 3	(13,984,940)	—	13,984,940	—
Transfers from Stage 2 to Stage 1	8,999,967	(8,999,967)	—	—
Transfers from Stage 2 to Stage 3	—	(3,120,551)	3,120,551	—
Transfers from Stage 3 to Stage 2	—	183,777	(183,777)	—
Transfers from Stage 3 to Stage 1	1,532,892	—	(1,532,892)	—
Financial assets derecognized during the period other than write-offs	(15,197,556)	(5,626,040)	(11,827,184)	(32,650,780)
New financial assets originated or purchased	492,676,735	22,625,475	11,168,514	526,470,724
Foreign exchange and other movements	—	—	—	—
Inflation Effect	(516,060,790)	(17,252,123)	(13,079,423)	(546,392,336)
Gross carrying amount as of December 31, 2022	1,003,376,463	38,320,153	28,528,005	1,070,224,621